UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         8/12/2011
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       50
                                          --------------
Form 13F Information Table Value Total:    $ 134,486
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN COM           COM      01881e101      716      90,718          SH      SOLE                   90,718    -      -
AVATAR HLDGS INC. CMN           COM      053494100      4,158    273,355         SH      SOLE                   273,355   -      -
COMFORT SYSTEMS USA ORD         COM      199908104      2,352    221,665         SH      SOLE                   221,665   -      -
CORE MARK HOLDING ORD           COM      218681104      2,463    69,000          SH      SOLE                   69,000    -      -
CVR PARTNERS LP CVR PART        COM      126633106      332      14,800          SH      SOLE                   14,800    -      -
DOUGLAS DYNAMICS INC CMN        COM      25960r105      6,077    384,887         SH      SOLE                   384,887   -      -
ECHO GLOBAL LOGISTICS INC. CMN  COM      27875t101      6,194    348,972         SH      SOLE                   348,972   -      -
GEN AMER INVESTORS COM          COM      368802104      623      22,220          SH      SOLE                   22,220    -      -
GLU MOBILE INC. CMN             COM      379890106      1,122    212,969         SH      SOLE                   212,969   -      -
GOLFSMITH INTERNATIONAL HOLDIN  COM      38168y103      1,397    363,926         SH      SOLE                   363,926   -      -
GSE SYSTEMS ORD                 COM      36227k106      673      311,746         SH      SOLE                   311,746   -      -
HOOPER HOLMES ORD               COM      439104100      1,622    1,744,336       SH      SOLE                   1,744,336 -      -
IKANOS COMMUNICATIONS ORD       COM      45173e105      1,884    1,531,827       SH      SOLE                   1,531,827 -      -
KENNEDY WILSON HOLDINGS - INC   COM      489398107      453      37,000          SH      SOLE                   37,000    -      -
KRISPY KREME DOUGHNUTS ORD      COM      501014104      3,547    373,000         SH      SOLE                   373,000   -      -
LECROY ORD                      COM      52324w109      5,376    446,540         SH      SOLE                   446,540   -      -
LEMAITRE VASCULAR ORD           COM      525558201      1,573    222,520         SH      SOLE                   222,520   -      -
LIMONEIRA ORD                   COM      532746104      1,690    74,812          SH      SOLE                   74,812    -      -
MAGNUM HUNTER RESOURCES CORP    COM      55973b102      6,364    941,400         SH      SOLE                   941,400   -      -
MEDLEY CAPITAL GROUP            COM      58503f106      646      55,050          SH      SOLE                   55,050    -      -
MOCON ORD                       COM      607494101      1,614    105,005         SH      SOLE                   105,005   -      -
NEW YORK AND COMPANY ORD        COM      649295102      4,881    986,072         SH      SOLE                   986,072   -      -
ONEIDA FINANCIAL CORP           COM      682479100      356      42,322          SH      SOLE                   42,322    -      -
ONLINE RESOURCES ORD            COM      68273g101      3,442    1,055,781       SH      SOLE                   1,055,781 -      -
PC TEL ORD                      COM      69325q105      2,740    422,771         SH      SOLE                   422,771   -      -
PEP BOYS ORD                    COM      713278109      6,359    581,828         SH      SOLE                   581,828   -      -
PERVASIVE SOFTWARE ORD          COM      715710109      1,232    191,883         SH      SOLE                   191,883   -      -
REIS ORD                        COM      75936p105      5,250    528,730         SH      SOLE                   528,730   -      -
RICHARDSON ELECTRONICS ORD      COM      763165107      6,251    459,956         SH      SOLE                   459,956   -      -
SHORETEL ORD                    COM      825211105      4,398    431,183         SH      SOLE                   431,183   -      -
SPARK NETWORKS ORD              COM      84651p100      1,433    431,552         SH      SOLE                   431,552   -      -
STANDARD REGISTE ORD            COM      853887107      4,193    1,331,004       SH      SOLE                   1,331,004 -      -
THERAGENICS ORD                 COM      883375107      2,276    1,293,174       SH      SOLE                   1,293,174 -      -
VIRTUS INVESTMENT PARTNERS ORD  COM      92828q109      2,663    43,865          SH      SOLE                   43,865    -      -
WP CAREY UNT                    COM      92930y107      620      15,300          SH      SOLE                   15,300    -      -
BIGLARI HOLDINGS ORD            COM      08986r101      547      1,400           SH      SOLE                   1,400     -      -
BERKSHIRE HATHAWAY INC DEL      CL A     084670108      2,438    21              SH      SOLE                   21        -      -
LEAPFROG ENTERPRISES CL A ORD   CL A     52186n106      4,269    1,011,678       SH      SOLE                   1,011,678 -      -
MAXLINEAR CL A ORD              CL A     57776j100      3,416    394,510         SH      SOLE                   394,510   -      -
QAD CL B ORD                    CL A     74727d306      723      70,778          SH      SOLE                   70,778    -      -
TELECOMMUNICATION SYSTEMS CL A  CL A     87929j103      3,849    796,900         SH      SOLE                   796,900   -      -
VALUEVISION MEDIA CL A ORD      CL A     92047k107      5,623    735,044         SH      SOLE                   735,044   -      -
QAD CL B ORD                    CL B     74727d207      165      17,694          SH      SOLE                   17,694    -      -
QUANTUM ORD                     COM DSSG 747906204      6,453    1,955,601       SH      SOLE                   1,955,601 -      -
MULTIBAND ORD                   COM NEW  62544x209      2,137    657,573         SH      SOLE                   657,573   -      -
OUTDOOR CHANNEL HOLDINGS ORD    COM NEW  690027206      1,423    208,039         SH      SOLE                   208,039   -      -
POINTS INTERNATIONAL            COM NEW  730843208      1,227    123,365         SH      SOLE                   123,365   -      -
PRGX GLOBAL INC                 COM NEW  69357c503      1,163    162,640         SH      SOLE                   162,640   -      -
VITESSE SEMICONDUCTOR CORP VTS  DBCV 8%  928497ae6      2,513    2,147,676       SH      SOLE                   2,147,676 -      -
LECROY CORP LCRY 20261015 4.00  NOTE 4.0 52324wab5      1,570    1,495,000       SH      SOLE                   1,495,000 -      -



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